Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Opening goodwill	$ 8,971,670	$ 9,037,931
Current year acquisitions (note 6)	36,750	0
Prior period acquisition (note 6)	0	(35,692)
Foreign exchange movement	13,655	(30,569)
Closing goodwill	$ 9,022,075	$ 8,971,670